As filed with the Securities and Exchange Commission on May 18, 2021 Securities Act Registration No. 333-21089 Investment Company Act Registration No. 811-08043

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UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 41	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 42	[X]
(Check appropriate box or boxes)

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THE BERKSHIRE FUNDS

(Exact Name of Registrant as Specified in Charter)

228 Hamilton Avenue 3rd Floor Palo Alto, California 94301 (Address of Principal Executive Offices)

1-408-526-0707 (Registrant's Telephone Number) -----------------------------------------------------------

AGENT FOR SERVICE: MALCOLM R. FOBES III The Berkshire Funds 228 Hamilton Avenue 3rd Floor Palo Alto, California 94301 (Name and Address of Agent for Service)

COPIES TO: DONALD S. MENDELSOHN, ESQ. Thompson Hine LLP 312 Walnut Street 14th Floor Cincinnati, Ohio 45202

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It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 17th of May, 2021.

THE BERKSHIRE FUNDS By: /s/ MALCOLM R. FOBES III MALCOLM R. FOBES III President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ MALCOLM R. FOBES III

MALCOLM R. FOBES III
President, Treasurer, Chief Financial
Officer & Trustee

May 17, 2021

ANDREW W. BROER*	*By: /s/ MALCOLM R. FOBES III
Trustee	Attorney-In-Fact

May 17, 2021

/s/ PETER M. ROBINSON

PETER M. ROBINSON
Trustee

May 17, 2021

/s/ DAVID A. WHITE

DAVID A. WHITE
Trustee

May 17, 2021

THE BERKSHIRE FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase